Schedule of Investments (unaudited) July 31, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$765	$1,323,794
Arconic Inc., 1.63%, 10/15/19	940	943,450

		2,267,244

Airlines — 0.4%
GOL Equity Finance SA, 3.75%, 07/15/24(a)	1,050	1,344,273

Auto Manufacturers — 3.2%
NIO Inc., 4.50%, 02/01/24(a)	2,175	1,226,678
Tesla Inc.
1.25%, 03/01/21	3,600	3,506,292
2.00%, 05/15/24	4,800	4,855,584
2.38%, 03/15/22	2,550	2,589,015

		12,177,569

Auto Parts & Equipment — 0.3%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	925	973,923

Banks — 0.4%
Bank of America Finance LLC, 0.25%, 05/01/23	825	848,397
Deutsche Bank AG/London, 1.00%, 05/01/23	600	595,608

		1,444,005

Biotechnology — 6.1%
Acorda Therapeutics Inc., 1.75%, 06/15/21	730	613,901
Alder Biopharmaceuticals Inc., 2.50%, 02/01/25	675	601,945
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22	675	518,582
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,025	1,048,237
1.50%, 10/15/20	1,290	1,395,225
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	388,907
Exact Sciences Corp.
0.38%, 03/15/27	1,800	2,221,002
1.00%, 01/15/25	1,275	2,157,198
Illumina Inc.
0.00%, 08/15/23(a)(b)	2,300	2,496,397
0.50%, 06/15/21	1,200	1,593,516
Insmed Inc., 1.75%, 01/15/25	1,190	1,084,959
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,325	1,142,759
Ionis Pharmaceuticals Inc., 1.00%, 11/15/21	1,975	2,373,713
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	1,850	1,530,505
Medicines Co. (The)
2.50%, 01/15/22	815	977,226
2.75%, 07/15/23	1,340	1,341,675
Novavax Inc., 3.75%, 02/01/23	650	259,448
Radius Health Inc., 3.00%, 09/01/24	675	587,844
Retrophin Inc., 2.50%, 09/15/25	675	613,946

		22,946,985

Building Materials — 0.2%
Cemex SAB de CV, 3.72%, 03/15/20	695	695,007

Commercial Services — 3.2%
Cardtronics Inc., 1.00%, 12/01/20	700	682,647
Chegg Inc.
0.13%, 03/15/25(a)	2,250	2,508,278
0.25%, 05/15/23	850	1,478,983
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/21/26)(a)	1,450	1,716,423
FTI Consulting Inc., 2.00%, 08/15/23(a)	975	1,176,640
Huron Consulting Group Inc., 1.25%, 10/01/19	570	568,113
Macquarie Infrastructure Corp., 2.00%, 10/01/23	1,005	911,053

Security	Par (000)	Value

Commercial Services (continued)
Square Inc., 0.50%, 05/15/23	$2,375	$3,013,352

		12,055,489

Computers — 1.9%
Lumentum Holdings Inc., 0.25%, 03/15/24	1,275	1,524,977
Nutanix Inc., 0.00% 01/15/23(b)	1,559	1,419,282
Pure Storage Inc., 0.13%, 04/15/23	1,500	1,448,370
Western Digital Corp., 1.50%, 02/01/24(a)	3,107	2,896,283

		7,288,912

Diversified Financial Services — 1.5%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	1,675	1,738,952
LendingTree Inc., 0.63%, 06/01/22	825	1,363,337
PRA Group Inc.
3.00%, 08/01/20	700	691,005
3.50%, 06/01/23	875	866,416
Qudian Inc., 1.00%, 07/01/26(a)	875	1,006,171

		5,665,881

Electric — 0.5%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	1,682	1,777,504

Electrical Components & Equipment — 0.5%
SunPower Corp.
0.88%, 06/01/21	890	818,667
4.00%, 01/15/23	1,075	963,845

		1,782,512

Electronics — 2.0%
Fortive Corp., 0.88%, 02/15/22(a)	3,850	3,965,654
II VI Inc., 0.25%, 09/01/22	999	1,096,662
OSI Systems Inc., 1.25%, 09/01/22	825	982,922
Vishay Intertechnology Inc., 2.25%, 06/15/25	1,568	1,460,325

		7,505,563

Energy – Alternate Sources — 0.5%
NextEra Energy Partners LP, 1.50%, 09/15/20(a)	625	632,944
Tesla Energy Operations Inc./DE, 1.63%, 11/01/19	1,365	1,340,798

		1,973,742

Engineering & Construction — 0.7%
Dycom Industries Inc., 0.75%, 09/15/21	1,290	1,248,462
KBR Inc., 2.50%, 11/01/23(a)	1,075	1,301,148

		2,549,610

Entertainment — 0.4%
Live Nation Entertainment Inc., 2.50%, 03/15/23	1,350	1,671,233

Health Care – Products — 3.0%
CONMED Corp., 2.63%, 02/01/24(a)	1,000	1,167,960
Insulet Corp.
1.25%, 09/15/21	530	1,120,113
1.38%, 11/15/24	1,633	2,373,141
NuVasive Inc., 2.25%, 03/15/21	1,800	2,166,336
Repligen Corp., 0.38%, 07/15/24	750	810,142
Wright Medical Group Inc., 1.63%, 06/15/23	1,650	1,784,970
Wright Medical Group NV, 2.25%, 11/15/21	1,375	1,971,736

		11,394,398

Health Care – Services — 1.4%
Anthem Inc., 2.75%, 10/15/42	700	2,853,480
Teladoc Health Inc.
1.38%, 05/15/25	710	1,067,400
3.00%, 12/15/22	750	1,321,035

		5,241,915

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified — 0.8%
Ares Capital Corp.
3.75%, 02/01/22	$1,040	$1,065,158
4.63%, 03/01/24	1,125	1,176,041
Prospect Capital Corp., 4.95%, 07/15/22 (Call 04/15/22)	750	766,147

		3,007,346

Insurance — 1.1%
AXA SA, 7.25%, 05/15/21(a)	2,450	2,653,718
MGIC Investment Corp., 9.00%, 04/01/63(a)	1,000	1,333,680

		3,987,398

Internet — 17.9%
8x8 Inc., 0.50%, 02/01/24(a)	875	1,001,779
Baozun Inc., 1.63%, 05/01/24(a)	825	952,306
Booking Holdings Inc.
0.35%, 06/15/20	2,300	3,326,099
0.90%, 09/15/21	3,050	3,498,075
Ctrip.com International Ltd.
1.00%, 07/01/20	1,775	1,775,515
1.25%, 09/15/22	2,425	2,421,144
1.99%, 07/01/25	1,375	1,527,350
Etsy Inc., 0.00% 03/01/23(b)	1,025	1,983,662
FireEye Inc.
0.88%, 06/01/24	1,546	1,515,652
Series B, 1.63%, 06/01/35 (Call 06/01/22)	1,150	1,083,530
IAC Financeco 2 Inc., 0.88%, 06/15/26(a)	1,400	1,464,400
IAC Financeco 3 Inc., 2.00%, 01/15/30 (Call 07/20/26)(a)	1,650	1,782,165
IAC FinanceCo Inc., 0.88%, 10/01/22(a)	1,325	2,173,517
iQIYI Inc.
2.00%, 04/01/25(a)	2,895	2,739,075
3.75%, 12/01/23(a)	2,100	2,218,608
Liberty Expedia Holdings Inc., 1.00%, 06/30/47 (Call 07/05/22)(a)	1,025	1,019,896
MercadoLibre Inc., 2.00%, 08/15/28(a)	2,350	3,725,737
Okta Inc., 0.25%, 02/15/23	925	2,529,200
Palo Alto Networks Inc., 0.75%, 07/01/23(a)	4,570	5,034,221
Q2 Holdings Inc., 0.75%, 06/01/26(a)	700	773,164
RingCentral Inc., 0.00% 03/15/23(b)	1,400	2,505,188
Twitter Inc.
0.25%, 09/15/19	2,400	2,390,832
0.25%, 06/15/24	3,175	3,392,646
1.00%, 09/15/21	2,470	2,431,690
Wayfair Inc.
0.38%, 09/01/22	1,350	1,905,511
1.13%, 11/01/24(a)	1,325	1,800,649
Weibo Corp., 1.25%, 11/15/22	2,400	2,254,128
Wix.com Ltd., 0.00% 07/01/23(b)	1,054	1,326,470
YY Inc.
0.75%, 06/15/25(a)	1,200	1,167,672
1.38%, 06/15/26(a)	1,275	1,244,451
Zendesk Inc., 0.25%, 03/15/23	1,543	2,259,708
Zillow Group Inc.
1.50%, 07/01/23	975	985,091
2.00%, 12/01/21	1,140	1,330,619

		67,539,750

Iron & Steel — 0.7%
Allegheny Technologies Inc., 4.75%, 07/01/22	750	1,244,603
Cleveland-Cliffs Inc., 1.50%, 01/15/25	900	1,299,483

		2,544,086

Lodging — 1.7%
Caesars Entertainment Corp., 5.00%, 10/01/24	3,050	5,254,144

Security	Par (000)	Value

Lodging (continued)
Huazhu Group Ltd., 0.38%, 11/01/22	$1,315	$1,376,910

		6,631,054

Machinery — 0.3%
Chart Industries Inc., 1.00%, 11/15/24(a)	800	1,133,640

Media — 5.0%
DISH Network Corp.
2.38%, 03/15/24	2,400	2,136,216
3.38%, 08/15/26	8,200	7,515,054
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)(a)	800	982,984
3.50%, 01/15/31 (Call 09/13/19)	350	311,896
Liberty Latin America Ltd., 2.00%, 07/15/24(a)	1,250	1,232,687
Liberty Media Corp.
1.38%, 10/15/23	2,275	2,732,753
2.13%, 03/31/48 (Call 04/07/23)(a)	950	972,581
2.25%, 12/01/48 (Call 12/02/21)(a)	1,125	1,350,956
Liberty Media Corp-Liberty Formula One, 1.00%, 01/30/23	1,400	1,692,446

		18,927,573

Oil & Gas — 2.5%
Chesapeake Energy Corp., 5.50%, 09/15/26	3,200	2,274,112
Ensco Jersey Finance Ltd., 3.00%, 01/31/24	2,395	1,796,370
Nabors Industries Inc., 0.75%, 01/15/24	1,700	1,192,805
Oasis Petroleum Inc., 2.63%, 09/15/23	880	770,352
Transocean Inc., 0.50%, 01/30/23	2,125	2,007,700
Whiting Petroleum Corp., 1.25%, 04/01/20	1,400	1,361,752

		9,403,091

Pharmaceuticals — 6.3%
Aphria Inc., 5.25%, 06/01/24(a)	800	632,048
Assertio Therapeutics Inc., 2.50%, 09/01/21	750	539,003
Aurora Cannabis Inc., 5.50%, 02/28/24(a)	800	839,088
Clovis Oncology Inc.
1.25%, 05/01/25	700	399,126
2.50%, 09/15/21	675	580,750
Dermira Inc., 3.00%, 05/15/22	550	469,959
DexCom Inc.
0.75%, 05/15/22	1,015	1,680,870
0.75%, 12/01/23(a)	2,375	2,830,857
Herbalife Nutrition Ltd., 2.63%, 03/15/24	1,750	1,674,627
Horizon Pharma Investment Ltd., 2.50%, 03/15/22	1,150	1,297,740
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22	760	808,336
Jazz Investments I Ltd.
1.50%, 08/15/24	1,750	1,723,225
1.88%, 08/15/21	1,150	1,173,874
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,500	2,160,480
Pacira BioSciences Inc., 2.38%, 04/01/22	800	823,512
Sarepta Therapeutics Inc., 1.50%, 11/15/24	1,450	3,165,524
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	950	933,176
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 08/21/19)	1,475	1,353,976
Tilray Inc., 5.00%, 10/01/23 (Call 10/01/22)(a)	1,100	872,201

		23,958,372

Pipelines — 0.3%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 03/15/20)	1,600	1,254,160

Real Estate Investment Trusts — 3.0%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	925	928,274
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,250	1,295,050
Colony Capital Inc., 3.88%, 01/15/21	890	875,787
Empire State Realty OP LP, 2.63%, 08/15/19(a)	600	598,032

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Extra Space Storage LP, 3.13%, 10/01/35 (Call 09/05/20)(a)	$1,425	$1,766,644
IH Merger Sub LLC, 3.50%, 01/15/22	825	1,034,806
iStar Inc., 3.13%, 09/15/22	939	998,927
Spirit Realty Capital Inc., 3.75%, 05/15/21	850	873,400
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	575	584,873
Two Harbors Investment Corp., 6.25%, 01/15/22	660	673,002
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	929	877,747
VEREIT Inc., 3.75%, 12/15/20	1,000	1,014,850

		11,521,392

Retail — 0.7%
Guess? Inc., 2.00%, 04/15/24(a)	750	717,870
RH
0.00%, 07/15/20(b)	700	892,941
0.00%, 06/15/23(b)	969	948,244

		2,559,055

Semiconductors — 12.6%
Advanced Micro Devices Inc., 2.13%, 09/01/26	2,050	7,929,953
Cree Inc., 0.88%, 09/01/23(a)	1,400	1,724,506
Cypress Semiconductor Corp., 4.50%, 01/15/22	675	1,158,489
Inphi Corp., 0.75%, 09/01/21	691	854,394
Intel Corp., 3.25%, 08/01/39	1,550	3,844,542
Microchip Technology Inc.
1.63%, 02/15/25	4,050	7,746,799
1.63%, 02/15/27	5,800	7,405,382
2.25%, 02/15/37	1,990	2,559,936
NXP Semiconductors NV, 1.00%, 12/01/19	3,000	3,206,250
ON Semiconductor Corp.
1.00%, 12/01/20	1,725	2,194,045
1.63%, 10/15/23	1,750	2,230,743
Rovi Corp., 0.50%, 03/01/20	840	817,471
Silicon Laboratories Inc., 1.38%, 03/01/22	1,175	1,550,507
Synaptics Inc., 0.50%, 06/15/22	1,500	1,362,015
Teradyne Inc., 1.25%, 12/15/23	1,350	2,475,900
Veeco Instruments Inc., 2.70%, 01/15/23	750	669,720

		47,730,652

Software — 15.9%
Akamai Technologies Inc., 0.13%, 05/01/25	3,100	3,502,380
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	800	793,544
Atlassian Inc., 0.63%, 05/01/23	2,675	4,824,122
Avaya Holdings Corp., 2.25%, 06/15/23	946	826,766
Bilibili Inc., 1.38%, 04/01/26(a)	1,425	1,332,047
Coupa Software Inc., 0.13%, 06/15/25(a)	2,200	2,474,274
DocuSign Inc., 0.50%, 09/15/23(a)	1,347	1,418,310
Envestnet Inc., 1.75%, 06/01/23	800	977,968
Five9 Inc., 0.13%, 05/01/23	800	1,088,136
Guidewire Software Inc., 1.25%, 03/15/25	1,000	1,124,150
HubSpot Inc., 0.25%, 06/01/22	1,175	2,274,729
j2 Global Inc., 3.25%, 06/15/29 (Call 06/20/21)	1,050	1,470,672
Momo Inc., 1.25%, 07/01/25	1,958	1,824,132
MongoDB Inc., 0.75%, 06/15/24	750	1,635,855
New Relic Inc., 0.50%, 05/01/23	1,150	1,265,518
Nice Systems Inc., 1.25%, 01/15/24	780	1,436,409
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	1,790	1,703,310
1.25%, 04/01/25	1,025	1,024,949
1.50%, 11/01/35 (Call 11/05/21)	650	651,372
Pluralsight Inc., 0.38%, 03/01/24(a)	1,600	1,736,944
RealPage Inc., 1.50%, 11/15/22	950	1,492,735
Sea Ltd., 2.25%, 07/01/23	1,331	2,541,771

Security	Par/ Shares (000)	Value

Software (continued)
ServiceNow Inc., 0.00% 06/01/22(b)	$2,075	$4,318,282
Splunk Inc.
0.50%, 09/15/23(a)	3,373	3,850,651
1.13%, 09/15/25(a)	2,147	2,488,566
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	978	1,086,695
Twilio Inc., 0.25%, 06/01/23	1,525	3,121,888
Verint Systems Inc., 1.50%, 06/01/21	1,140	1,263,473
Workday Inc., 0.25%, 10/01/22	3,025	4,443,937
Zynga Inc., 0.25%, 06/01/24(a)	2,011	2,069,741

		60,063,326

Telecommunications — 2.8%
Finisar Corp., 0.50%, 12/15/36 (Call 12/22/21)	1,350	1,316,466
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(a)	1,350	1,565,824
GDS Holdings Ltd., 2.00%, 06/01/25	750	783,975
Infinera Corp., 2.13%, 09/01/24	1,175	880,110
Intelsat SA, 4.50%, 06/15/25	1,125	1,710,236
InterDigital Inc.
1.50%, 03/01/20	775	797,739
2.00%, 06/01/24(a)	1,100	1,122,990
Viavi Solutions Inc., 1.00%, 03/01/24	1,200	1,508,940
Vonage Holdings Corp., 1.75%, 06/01/24(a)	950	1,003,143

		10,689,423

Transportation — 0.6%
Air Transport Services Group Inc., 1.13%, 10/15/24	525	523,204
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	675	701,197
Golar LNG Ltd., 2.75%, 02/15/22	1,140	1,048,777

		2,273,178

Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	640	611,610

Total Convertible Bonds — 99.2% (Cost: $353,754,145)		374,590,871

Common Stocks

Communications Equipment — 0.1%
Motorola Solutions Inc.	3	414,900

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices Inc.(c)	12	365,400

Total Common Stocks — 0.2% (Cost $690,994)		780,300

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	1,078	1,078,000

Total Short-Term Investments — 0.3% (Cost: $1,078,000)		1,078,000

Total Investments in Securities — 99.7% (Cost: $355,523,139)		376,449,171

Other Assets, Less Liabilities — 0.3%		1,315,068

Net Assets — 100.0%		$377,764,239

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Convertible Bond ETF

(b)	Zero-coupon bond.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$553	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,229	(1,151)	1,078	1,078,000	33,804		—	—

				$1,078,000	$34,357		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$374,590,871	$—	$374,590,871
Common Stocks	780,300	—	—	780,300
Money Market Funds	1,078,000	—	—	1,078,000

	$1,858,300	$374,590,871	$—	$376,449,171

4